22. Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Details 2
Profit for the year	R$ 2,519,310	R$ 2,947,098	R$ 536,279
Legal reserve	125,965	147,355	26,814
Minimum mandatory dividends	598,336	699,936	127,366
Additional proposed dividends	105,543	123,557	22,527
Investment reserve recorded in 2017	R$ 1,689,466	R$ 1,976,250	R$ 359,572